Identifiable Intangible Assets - Summary of Identifiable Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount net of impairment	$ 17,111	$ 16,716
Accumulated amortization	13,330	12,298
Net carrying amount	3,781	4,418
Product rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount net of impairment	16,308	15,915
Accumulated amortization	12,990	11,998
Net carrying amount	3,318	3,917
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount net of impairment	597	568
Accumulated amortization	340	300
Net carrying amount	257	268
In process research and development [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount net of impairment	206	233
Accumulated amortization	0	0
Net carrying amount	$ 206	$ 233